Segmental reporting	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Segmental Reporting

The notes included in this section focus on the results and performance of the Barclays Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, see income statement commentary within Financial review (unaudited) on page 00.

2 Segmental reporting

Presentation of segmental reporting

The Barclays Group’s segmental reporting is in accordance with IFRS 8 Operating Segments. Operating segments are reported in a manner consistent with the internal reporting provided to the Executive Committee, which is responsible for allocating resources and assessing performance of the operating segments, and has been identified as the chief operating decision maker. All transactions between business segments are conducted on an arm’s-length basis, with intra-segment revenue and costs being eliminated in Head Office. Income and expenses directly associated with each segment are included in determining business segment performance.

Barclays Group is a transatlantic consumer and wholesale bank and for segmental reporting purposes it defines its two operating divisions as Barclays UK and Barclays International.

  Barclays UK which offers everyday products and services to retail customers and small to medium sized enterprises based in the UK. The division includes the UK Personal banking, UK Business banking and the Barclaycard consumer UK business.
  Barclays International which delivers products and services designed for our larger corporate, wholesale and international banking clients. The division includes the large UK Corporate business; the international Corporate and Wealth businesses; the Investment Bank; the international Barclaycard business; and Barclaycard Business Solutions.

The below table also includes Head Office which comprises head office and central support functions (including treasury) and businesses in transition.

Analysis of results by business
		Barclays UK	Barclays International	Head Office	Group results
		£m	£m	£m	£m
For the year ended 31 December 2018
Total income[a]		7,383	14,026	(273)	21,136
Credit impairment charges and other provisions		(826)	(658)	16	(1,468)
Net operating income/(expenses)		6,557	13,368	(257)	19,668
Operating costs		(4,075)	(9,324)	(228)	(13,627)
UK bank levy		(46)	(210)	(13)	(269)
GMP charge		-	-	(140)	(140)
Litigation and conduct		(483)	(127)	(1,597)	(2,207)
Total operating expenses		(4,604)	(9,661)	(1,978)	(16,243)
Other net income/(expenses)		3	68	(2)	69
Profit/(loss) before tax		1,956	3,775	(2,237)	3,494
Total assets (£bn)		249.7	862.1	21.5	1,133.3
Number of employees (full time equivalent)[b]		22,600	12,400	48,500	83,500

	Barclays UK	Barclays International	Head Office[c]	Barclays Non-Core[d]	Group results
	£m	£m	£m	£m	£m
For the year ended 31 December 2017
Total income	7,383	14,382	(159)	(530)	21,076
Credit impairment charges and other provisions	(783)	(1,506)	(17)	(30)	(2,336)
Net operating income/(expenses)	6,600	12,876	(176)	(560)	18,740
Operating costs	(4,030)	(9,321)	(277)	(256)	(13,884)
UK bank levy	(59)	(265)	(41)	-	(365)
Litigation and conduct	(759)	(269)	(151)	(28)	(1,207)
Total operating expenses	(4,848)	(9,855)	(469)	(284)	(15,456)
Other net (expenses)/income[e]	(5)	254	(189)	197	257
Profit/(loss) before tax	1,747	3,275	(834)	(647)	3,541
Total assets (£bn)	237.4	856.1	39.7	-	1,133.2
Number of employees (full time equivalent)[b]	22,800	11,500	45,600	-	79,900

Notes

a £351m of certain legacy capital instrument funding costs are now charged to Head Office, the impact of which would have been materially the same if the charges had been included in full year 2017.

b As a result of the establishment of Barclays Execution Services in September 2017, employees who are now employed by Barclays Execution Services and who were previously allocated to, or were within, Barclays UK and Barclays International are now reported in Head Office.

c The reintegration of Non-Core assets on 1 July 2017 resulted in the transfer of c.£9bn of assets into Head Office relating to a portfolio of Italian mortgages. The portfolio generated a loss before tax of £37m in the second half of the year and included assets of £9bn as at 31 December 2017.

d The Non-Core segment was closed on 1 July 2017 with the residual assets and liabilities reintegrated into, and associated financial performance subsequently reported in, Barclays UK, Barclays International and Head Office. Financial results up until 30 June 2017 are reflected in the Non-Core segment for 2017. Comparative results have not been restated.

e Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Barclays Non-Core	Group results
	£m	£m	£m	£m	£m
For the year ended 31 December 2016
Total income	7,517	14,995	103	(1,164)	21,451
Credit impairment charges and other provisions	(896)	(1,355)	-	(122)	(2,373)
Net operating income/(expenses)	6,621	13,640	103	(1,286)	19,078
Operating costs	(3,792)	(9,129)	(135)	(1,509)	(14,565)
UK bank levy	(48)	(284)	(2)	(76)	(410)
Litigation and conduct	(1,042)	(48)	(27)	(246)	(1,363)
Total operating expenses	(4,882)	(9,461)	(164)	(1,831)	(16,338)
Other net (expenses)/income[a]	(1)	32	128	331	490
Profit/(loss) before tax from continuing operations	1,738	4,211	67	(2,786)	3,230
Total assets (£bn)[b]	209.6	648.5	75.2	279.7	1,213.0
Number of employees (full time equivalent)[c]	36,000	36,900	100	5,500	119,300

Notes

a Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

b Africa Banking assets held for sale were reported in Head Office for 2016.

c Number of employees included 40,800 in relation to Africa Banking for 2016.

Income by geographic region
	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Continuing operations
United Kingdom	11,050	11,190	11,096
Europe	1,649	1,663	2,087
Americas	7,615	7,443	7,278
Africa and Middle East	253	251	419
Asia	569	529	571
Total	21,136	21,076	21,451

Income from individual countries which represent more than 5% of total income[a]
	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Continuing operations
United Kingdom	11,050	11,190	11,096
United States	7,291	6,871	6,876

Note

a Total income is based on counterparty location. Income from each single external customer does not amount to 10% or greater of the Barclays Group total income.